Consolidated Statements of Changes in Stockholder's Deficit - USD ($)	Preferred Stock Series A	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 1,047	$ 49,545		$ 16,842,037	$ (13,730,705)	$ 3,161,924
Balance (in Shares) at Dec. 31, 2023	10,463,363	495,454,546
Balance (in Shares) at Dec. 31, 2023
Stock-based compensation				2,246,033		2,246,033
Conversion of Series A Preferred Stock into Common Stock	$ (462)	$ 46,154		(45,692)
Conversion of Series A Preferred Stock into Common Stock (in Shares)	(4,615,426)	461,542,570
Net loss					(5,775,951)	(5,775,951)
Balance at Dec. 31, 2024	$ 585	$ 95,699		19,042,378	(19,506,656)	(367,994)
Balance (in Shares) at Dec. 31, 2024	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Stock-based compensation				39,170		39,170
Net loss					(2,544,887)	(2,544,887)
Balance at Dec. 31, 2025	$ 585	$ 95,699		$ 19,081,548	$ (22,051,543)	$ (2,873,711)
Balance (in Shares) at Dec. 31, 2025	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2025